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                    MITCHELL HUTCHINS LIR SELECT MONEY FUND
                SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 1, 1999

                                                                  April 28, 2000

Dear Investor,

    Mitchell Hutchins Asset Management Inc. has agreed to waive 0.03% of its management fee from May 1, 2000 through January 31, 2001, so that the effective total fund operating expenses during that period will be 0.15% for Institutional shares and 0.40% for Financial Intermediary shares.